ACCOUNT RECEIVABLES (Tables)	9 Months Ended
Sep. 30, 2020
ACCOUNT RECEIVABLES
Schedule of Account receivable
	September 30, 2020	December 31, 2019
Account Receivables	$550,902	-
Account Receivables- Related party	480,018	-
	1,030,920	-